Note 16 - Subsequent Events (Details Textual) - Series G Convertible Preferred Stock Converted into Common Stock [Member] - Subsequent Event [Member] - shares	Aug. 22, 2017	Aug. 04, 2017
Conversion of Stock, Shares Converted	100	100
Conversion of Stock, Shares Issued	13,334	13,334